Advances From Customers - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Advances From Customers [line items]
Advances from customers	$ 903.3	$ 856.2
Construction Contracts 1 [member]
Disclosure Of Advances From Customers [line items]
Advances from customers	$ 234.5	$ 357.4